FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 69,529	$ 68,200
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 22,125	$ 21,925